Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAAX
PNC BALANCED ALLOCATION FUND (First Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCCX
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIEX
PNC INTERNATIONAL EQUITY FUND (First Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUCX
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEAX
PNC LARGE CAP CORE EQUITY FUND (First Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLECX
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWAX
PNC LARGE CAP GROWTH FUND (First Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWCX
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVAX
PNC LARGE CAP VALUE FUND (First Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALVX
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCAX
PNC MID CAP VALUE FUND (First Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFCX
PNC MULTI-FACTOR SMALL CAP CORE (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOAX
PNC MULTI-FACTOR SMALL CAP GROWTH (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWAX
PNC MULTI-FACTOR SMALL CAP GROWTH (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLWCX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRRX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (First Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVCX
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIAX
PNC S&P 500 INDEX FUND (First Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPICX
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX
PNC SMALL CAP FUND (First Prospectus Summary) | PNC SMALL CAP FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC BALANCED ALLOCATION FUND (Second Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBLIX
PNC INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | PNC INTERNATIONAL EQUITY FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUIX
PNC LARGE CAP CORE EQUITY FUND (Second Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEIX
PNC LARGE CAP GROWTH FUND (Second Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWIX
PNC LARGE CAP VALUE FUND (Second Prospectus Summary) | PNC LARGE CAP VALUE FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIVX
PNC MID CAP VALUE FUND (Second Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMVIX
PNC MULTI-FACTOR SMALL CAP CORE (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP CORE | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLOIX
PNC MULTI-FACTOR SMALL CAP GROWTH (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP GROWTH | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTIX
PNC MULTI-FACTOR SMALL CAP VALUE FUND (Second Prospectus Summary) | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMUIX
PNC S&P 500 INDEX FUND (Second Prospectus Summary) | PNC S&P 500 INDEX FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSXIX
PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCIX
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAAAX
PNC BOND FUND (First Prospectus Summary) | PNC BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFDCX
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POMAX
PNC GOVERNMENT MORTGAGE FUND (First Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGTCX
PNC HIGH YIELD BOND FUND (First Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHBX
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFAX
PNC INTERMEDIATE BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBCX
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFAX
PNC LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLCX
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVAX
PNC TOTAL RETURN ADVANTAGE FUND (First Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVCX
PNC ULTRA SHORT BOND FUND (First Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBAX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITCX
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDATX
PNC MARYLAND TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDACX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMMAX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMICX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXAX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (First Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXCX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMAX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (First Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMCX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDLAX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (First Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCLX
PNC BOND FUND (Second Prospectus Summary) | PNC BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFDIX
PNC GOVERNMENT MORTGAGE FUND (Second Prospectus Summary) | PNC GOVERNMENT MORTGAGE FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTGIX
PNC HIGH YIELD BOND FUND (Second Prospectus Summary) | PNC HIGH YIELD BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIHBX
PNC INTERMEDIATE BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIKIX
PNC LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMYIX
PNC TOTAL RETURN ADVANTAGE FUND (Second Prospectus Summary) | PNC TOTAL RETURN ADVANTAGE FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTVIX
PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX
PNC INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIIX
PNC MARYLAND TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC MARYLAND TAX EXEMPT BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDITX
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFIX
PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND (Second Prospectus Summary) | PNC OHIO INTERMEDIATE TAX EXEMPT BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POXIX
PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND (Second Prospectus Summary) | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBIX
PNC TAX EXEMPT LIMITED MATURITY BOND FUND (Second Prospectus Summary) | PNC TAX EXEMPT LIMITED MATURITY BOND FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDLIX
PNC GOVERNMENT MONEY MARKET FUND (First Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGAXX
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEAXX
PNC MONEY MARKET FUND (First Prospectus Summary) | PNC MONEY MARKET FUND | CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PECXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (First Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POAXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAXX
PNC TAX-EXEMPT MONEY MARKET FUND (First Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXAXX
PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRAXX
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKIXX
PNC MONEY MARKET FUND (Second Prospectus Summary) | PNC MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCIXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYIXX
PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND | CLASS T
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POTXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIXX
PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPTXX
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXIXX
PNC TAX-EXEMPT MONEY MARKET FUND (Second Prospectus Summary) | PNC TAX-EXEMPT MONEY MARKET FUND | CLASS T
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXTXX
PNC TREASURY MONEY MARKET FUND (Second Prospectus Summary) | PNC TREASURY MONEY MARKET FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIXX
PNC TARGET 2020 FUND (First Prospectus Summary) | PNC TARGET 2020 FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTCX
PNC TARGET 2030 FUND (First Prospectus Summary) | PNC TARGET 2030 FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTEX
PNC TARGET 2040 FUND (First Prospectus Summary) | PNC TARGET 2040 FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTGX
PNC TARGET 2050 FUND (First Prospectus Summary) | PNC TARGET 2050 FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTIX
PNC RETIREMENT INCOME FUND (First Prospectus Summary) | PNC RETIREMENT INCOME FUND | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTBX
PNC TARGET 2020 FUND (Second Prospectus Summary) | PNC TARGET 2020 FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTDX
PNC TARGET 2030 FUND (Second Prospectus Summary) | PNC TARGET 2030 FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTFX
PNC TARGET 2040 FUND (Second Prospectus Summary) | PNC TARGET 2040 FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTHX
PNC TARGET 2050 FUND (Second Prospectus Summary) | PNC TARGET 2050 FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTJX
PNC RETIREMENT INCOME FUND (Second Prospectus Summary) | PNC RETIREMENT INCOME FUND | CLASS R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDTAX